Consolidated Statement of Changes in Shareholders' Equity - BRL (R$) R$ in Thousands	Paid-in Capital	Capital Reserve [Member]	Earnings Reserve [Member]	Retained Earnings [Member]	Other Comprehensive Income [Member]	Shareholders' Equity [Member]	Non-Controlling Interests [Member]	Total
Beginning balance at Dec. 31, 2014	R$ 4,540,000	R$ 30	R$ 1,131,298	R$ 0	R$ 25,140	R$ 5,696,468	R$ 38,507	R$ 5,734,975
Capital transactions with shareholders			(284,390)			(284,390)		(284,390)
Treasury shares acquired			(9,390)			(9,390)		(9,390)
Declared dividends			(275,000)			(275,000)		(275,000)
Total comprehensive income				(1,214,122)	1,765,553	551,431	(1,842)	549,589
Profit (loss) for the year				(1,214,122)		(1,214,122)	(1,842)	(1,215,964)
Other comprehensive income					1,765,553	1,765,553		1,765,553
Cumulative translation adjustments for the period					513,685	513,685		513,685
Actuarial gain/(loss) on defined benefit pension plan, net of taxes					27,695	27,695		27,695
Gain/(Loss) on available-for-sale assets, net of taxes					(273,544)	(273,544)		(273,544)
Gain/(loss) on percentage change in investments					1,980	1,980		1,980
Gain/(loss) on cash flow hedge accounting, net of taxes					(1,440,471)	(1,440,471)		(1,440,471)
Gain/(loss) on hedge of net investments in foreign subsidiaries					(20,148)	(20,148)		(20,148)
Gain/(loss) on business combination					2,956,356	2,956,356		2,956,356
Internal changes in shareholders' equity			(846,908)	846,908			1,091,114	1,091,114
Earnings reserve			(846,908)	846,908
Non-controlling interests in subsidiaries							1,091,114	1,091,114
Ending balance at Dec. 31, 2015	4,540,000	30	R$ 0	(367,214)	1,790,693	5,963,509	1,127,779	7,091,288
Total comprehensive income				(934,747)	1,165,766	231,019	81,689	312,708
Profit (loss) for the year				(934,747)		(934,747)	81,689	(853,058)
Other comprehensive income					1,165,766	1,165,766		1,165,766
Cumulative translation adjustments for the period					(486,890)	(486,890)		(486,890)
Actuarial gain/(loss) on defined benefit pension plan, net of taxes					(221,949)	(221,949)		(221,949)
Gain/(Loss) on available-for-sale assets, net of taxes					711,942	711,942		711,942
Gain/(loss) on percentage change in investments					1,299	1,299		1,299
Gain/(loss) on cash flow hedge accounting, net of taxes					1,083,412	1,083,412		1,083,412
Gain/(loss) on hedge of net investments in foreign subsidiaries					77,952	77,952		77,952
Internal changes in shareholders' equity							(19,475)	(19,475)
Non-controlling interests in subsidiaries							(19,475)	(19,475)
Ending balance at Dec. 31, 2016	4,540,000	30		(1,301,961)	2,956,459	6,194,528	1,189,993	7,384,521
Total comprehensive income				10,272	822,573	832,845	100,957	933,802
Profit (loss) for the year				10,272		10,272	100,957	111,229
Other comprehensive income					822,573	822,573		822,573
Cumulative translation adjustments for the period					170,342	170,342		170,342
Actuarial gain/(loss) on defined benefit pension plan, net of taxes					(204,107)	(204,107)		(204,107)
Gain/(Loss) on available-for-sale assets, net of taxes					847,849	847,849		847,849
Gain/(loss) on percentage change in investments					2,814	2,814		2,814
Gain/(loss) on cash flow hedge accounting, net of taxes					41,153	41,153		41,153
Gain/(loss) on hedge of net investments in foreign subsidiaries					(39,893)	(39,893)		(39,893)
Gain/(loss) on business combination					4,415	4,415		4,415
Internal changes in shareholders' equity							(30,094)	(30,094)
Non-controlling interests in subsidiaries							(30,094)	(30,094)
Ending balance at Dec. 31, 2017	R$ 4,540,000	R$ 30		R$ (1,291,689)	R$ 3,779,032	R$ 7,027,373	R$ 1,260,856	R$ 8,288,229